C/FUNDS GROUP, INC.

  C/Fund
  C/Growth Stock Fund
  C/Government Fund
  C/Tax-Free Fund
  C/C.A.R. Fund
  Adams Equity Fund




                1995 Annual Report










Table of Contents                                     Page No.
Letter to Shareholders                                      1
Comparative Performance                                     2
Portfolios of Investments                                   4
Audited Financial Statements                                11
Notes to Financial Statements                               15
Report of Independent Certified Public Accountants          18


 LETTER TO SHAREHOLDERS

The year 1995, in our opinion, will go down as a major turning point in all securities markets that saw conventional price-setting methods replaced with new, more rational, computer-de-rived valuations. This is quite a mouthful, we realize, and let us be the first to point out that exactitude is neither likely or necessary in the business of stock pricing.

It is very relevant and important, however, that investors under-stand that financial results achieved by any public corporate enterprise now have a powerful influence over the price of its outstanding stock. Every investment manager worth his fee has computer-access to newly published financial results instantane-ously, which he/she then uses to update their own "model". With everyone having this information all at once, there is very little else they need to know other than what inflation and tax rates are going to be in future periods and if the company is likely to continue its rate of growth and profitability.

Today financial results are fairly accurately estimated in ad-vance by savvy analysts who follow the company closely, sometimes more closely than the company's management itself. These esti-mates of profits are now widely available with unexpected changes up and down getting most of the media attention. In fact, such information is often misused by less-scrupulous market traders seeking to trade on information prior to its becoming available to the general public. Because this has always been "illegal" under U.S. securities laws, and because it is now less a factor due to the quick availability of the information, short term advantages are withering away. As this happens, only the two factors that most affect "net returns" to shareholders -- infla-tion and tax rates -- are left as the factors most influential over share prices in general. In short, the "stock-picker" managers are losing to the "index" manager. The results of the past two years are abundant evidence that this is now so.

What this all means to shareholders of our funds is that we want you to know that we know this is going on - in fact we predicted it - and are responding to it accordingly. We recently added more large-cap stocks to C/Fund for this very reason. Although we intend to continue to try to select stocks of other companies that we feel, or detect by using our model, can out-perform the popular averages, we readily acknowledge that this may be in-creasingly difficult to do.

We would also like to reassure shareholders that it has long been our investment philosophy to buy and hold stock positions in sound companies rather than trade stocks actively. The newer wrinkle is simply that we will be doing this in a more organized fashion, in hopes that we can at least match, possibly out-per-form the market averages over a reasonable time period. Most managers are now shown to be unable to do this on any sustained basis.

Once again this year, we remind all shareholders that we have provided you with our general views on the Economy, Interest
Rates and Stock Markets each month in our Funds Newsletter, thus its omission in this Annual Report.

Finally,  we remain very optimistic about the investment  future;
are  pleased with the results being achieved in all Fund  series;
and, we once again thank all shareholders, directors, and staff who have helped produce C/Fund Group's continuing success.


Respectfully submitted:
Roland G. Caldwell



C/Fund
Illustration of a $10,000 Investment (Graph)



C/Growth Stock Fund
Illustration of a $10,000 Investment (Graph)


Performance Summary
As of December 31, 1995

                                                Since
                        1 Year  5 Year  10 Year Inception
C/Fund                  26.18%  13.38%  11.33%  12.06%
C/Growth Stock Fund     22.81%  NA      NA      4.73%
C/Government Fund       12.34%  NA      NA      6.26%
C/Tax-Free Fund         10.47%  NA      NA      4.06%
C/C.A.R. Fund           6.29%   NA      NA      5.61%
Adams Equity Fund(1)    NA      NA      NA      -5.63%

(1) Fund inception October 1995. Graph comparison omitted




C/Government Fund
Illustration of a $10,000 Investment
<Graph>


C/Tax-Free Fund
Illustration of a $10,000 Investment
<Graph>


C/Community Association Reserve Fund
Illustration of a $10,000 Investment
<Graph>

                               C/FUND
                      PORTFOLIO OF INVESTMENTS
                         December 31, 1995
                                                Shares         Value
EQUITIES (78.0%)
FOOD PRODUCTS                          11.4%
Archer Daniels Midland Company                   9,028       162,504
Lancaster Colony                                 1,000        37,250
PepsiCo                                          2,000       111,500
Philip Morris                                    2,000       180,750

TEXTILE MILL PRODUCTS                   1.7%
Shaw Industries                                  5,000        73,125

LUMBER & WOOD PRODUCTS                  3.3%
Plum Creek Timber LP, Inc.                       6,000       143,250

PAPER  PRODUCTS                         1.9%
Kimberly-Clark                                   1,000        82,625

CHEMICAL PRODUCTS                      11.6%
American Home Products                           1,000        97,000
Bristol-Meyers Squibb                            2,000       170,750
Colgate-Palmolive                                1,500       105,187
Merck & Co.                                      2,000       131,250

PETROLEUM & COAL PRODUCTS               5.4%
Amoco Corp.                                      1,000        71,750
Exxon Corp                                       2,000       161,250

DIVERSIFIED MANUFACTURING               3.0%
Minnesota Mining & Manufacturing                 2,000       131,500

INDUSTRIAL MACHINERY & EQUIPMENT        2.4%
Black & Decker                                   3,000       105,750

AUTOMOTIVE                              2.2%
Ford Motor Company                               2,000        57,750
ITT Industries                                   1,500        35,812

INSTRUMENTS & RELATED PRODUCTS          5.0%
Eastman Kodak                                    2,000       134,250
Emerson Electric                                 1,000        81,375

RAILROAD TRANSPORTATION                 4.1%
CSX Corp                                         1,000        45,500
Union Pacific                                    2,000       133,250

PIPELINES                               6.5%
Buckeye Partners LP                              4,000       136,500

TRANSPORTATION SERVICES                 2.2%
GATX Corp.                                       2,000        97,000

COMMUNICATION                           3.0%
AT&T                                             2,000       129,500

UTILITIES                               1.3%
Central & South West                             2,000        55,500

BUILDING SUPPLIES                       1.1%
Home Depot                                       1,000        47,875

RETAILING                               1.8%
Sears,  Roebuck                                  2,000        77,750

FOOD STORES                             1.5%
Albertson's Inc.                                 2,000        65,750

INSURANCE                               1.7%
ITT Hartford Group                               1,500        72,375

REAL ESTATE                             4.0%
New Plan Realty TR SBI                           8,000       174,000

LEISURE/ENTERTAINMENT                   1.8%
ITT Corp                                         1,500        79,313

COMPUTER/OFFICE EQUIPMENT
International Business Machines         1.0%       500        45,438

FIXED INCOME (22.0%)
U.S. Treasury Notes 8.00% Due 5/15      2.6%   100,000       111,938

Cash & Equivalents                     19.4%                 838,396

TOTAL                                 100.0%               4,331,213

                        C/GROWTH STOCK FUND
                      PORTFOLIO OF INVESTMENTS
                         December 31, 1995
                                                   Shares      Value
EQUITIES (83.8%)

HEAVY CONSTRUCTION                        3.3%
Foster Wheeler                                      1,000     42,000
Mastec Inc.                                         2,000     26,960

FOOD PRODUCTS                             2.7%
Lancaster Colony Corp                               1,500     55,875

TEXTILE MILL PRODUCTS                     2.1%
Shaw Industries                                     3,000     43,875

LUMBER & WOOD PRODUCTS                    1.1%
Plum Creek Timber LP                                1,000     23,875

FURNITURE & FIXTURES                      2.4%
Hillenbrand Industries                              1,500     50,625

CHEMICALS & ALLIED PRODUCTS               5.2%
Great Lakes Chemical                                  500     35,875
Mylan Laboratories                                  1,800     42,075
Nalco Chemical                                      1,000     30,000

RUBBER & MISC PLASTICS                    2.4%
Cooper Tire & Rubber                                1,000     24,375
Rubbermaid, Inc.                                    1,000     25,375

FABRICATED METAL PRODUCTS                 2.5%
Newell Co.                                          2,000     51,500

INDUSTRIAL MACHINERY                      3.4%
Black & Decker                                      2,000     70,500

COMPUTER/OFFICE EQUIPMENT                 3.3%
COMPAQ Computers                                      500     24,000
International Business Machines                       500     45,438

ELECTRONICS                               4.7%
American Power Conversion Corp.                     6,000     57,000
Teleflex Inc                                        1,000     41,250

AUTOMOTIVE                                6.3%
PACCAR, Inc.                                          800     34,000
Superior Industries International                   2,250     58,781
Autozone, Inc.                                      1,000     28,875
Safety-Kleen Corp.                                    700     10,850

INSTRUMENTS                               8.5%
Bard (C.R.)                                         1,000     30,500
Respironics                                         2,000     41,500
Stryker Corp.                                       2,000    105,000

LEISURE/ENTERTAINMENT                     1.2%
Carnival Corp Class 'A'                             1,000     24,125

AIR TRANSPORTATION                        5.2%
Atlantic Southeast Airline                          5,000    107,800

COMMUNICATION                             3.7%
ALLTEL Corp.                                        2,000     58,750
Hong Kong Telephone                                 1,000     17,625

BUILDING MATERIALS                        8.7%
Home Depot                                          2,000     95,750
Fastenal                                            2,000     85,250

FOOD STORES                               1.4%
Food Lion                                           5,000     28,450

EATING & DRINKING PLACES                  2.9%
Cracker Barrel Old Country Stores, Inc.             1,000     17,250
Brinker International, Inc.                         1,000     15,125
Buffets Inc.                                        2,000     28,000

FINANCIAL                                 1.0%
Countrywide Credit                                  1,000     21,630

INSURANCE                                 7.2%
American International Group                          450     41,456
AFLAC, Inc.                                         2,500    108,750

REAL ESTATE                               1.7%
First Union REIT                                    5,000     35,000

SOFTWARE                                  3.2%
Parametric Technology                               1,000     66,500

MISCELLANEOUS                             0.1%
Eagle-Picher                                       20,000      1,200

FIXED INCOME (16.2%)

Cash & Equivalents                       16.2%               338,014

TOTAL                                   100.0%             2,090,779

                         ADAMS EQUITY FUND
                      PORTFOLIO OF INVESTMENTS
                         December 31, 1995
                                                   Shares      Value
EQUITIES (92.7%)

NONMETALLIC MINERALS                      4.9%
Vulcan Materials Co.                                  130      7,442

FOOD PRODUCTS                             4.5%
Dole Foods                                            195      6,825

PAPER PRODUCTS                           13.4%
International Paper Co.                               200      7,575
Shorwood Packaging Co.                                430      6,127
Williamette Industries, Inc.                          120      6,705

CHEMICAL PRODUCTS                        10.0%
Cabot Corp.                                           150      8,100
Wellman, Inc.                                         310      7,091

PRIMARY METAL INDUSTRIES                 10.1%
Allegheny Ludlow                                      430      7,955
Kuhlman Corporation                                   600      7,500

FABRICATED METAL PRODUCTS                 4.8%
Amcast Industrial Corporation                         400      7,350

INDUSTRIAL MACHINERY & EQUIPMENT          4.9%
Gleason Corporation                                   230      7,475

COMPUTER/ELECTRONIC EQUIPMENT             8.6%
Cypress Semiconductor                                 500      6,312
International Business Machines                        75      6,816

TRANSPORTATION SERVICES                   4.8%
GATX Corp.                                            150      7,275

WHOLESALE TRADE - DURABLE GOODS           9.4%
Arrow Electronics, Inc.                               150      6,450
Bell Industries                                       350      7,875

FURNITURE & HOMEFURNISHING STORES         3.7%
Best Buy Company, Inc.                                350      5,688

FINANCIAL                                 8.4%
Federal National Mortgage                              50      6,200
Green Tree Financial                                  250      6,563

BUSINESS SERVICES                         4.6%
Manpower Inc.                                         250      7,031

MISCELLANEOUS                             0.7%
Castle Cooke                                           65      1,089

FIXED INCOME (7.3%)

Cash & Equivalents                        7.3%                11,127

TOTAL                                   100.0%               152,571


                              C/GOVERNMENT FUND
                          PORTFOLIO OF INVESTMENTS
                              December 31, 1995
                                                Par Value      Value
GOVERNMENT                              91.6%
U.S. Treasury Notes 6.5% Due 11/30/1996           500,000    505,625
U.S. Treasury Notes 6.5% Due 5/15/1997            500,000    508,438
U.S. Treasury Notes 6.375% Due 6/30/1997          500,000    508,437
U.S. Treasury Notes 6.5% Due 4/30/1997            500,000    508,125
U.S. Treasury Notes 6.5% Due 9/30/1996            500,000    504,375
U.S. Treasury Notes 7.375% Due 5/15/1996          500,000    503,750
U.S. Treasury Notes 7.625% Due 2/15/2007          500,000    549,375

Cash & Equivalents                       8.4%                328,215

TOTAL                                                      3,916,340
                C/COMMUNITY ASSOCIATION RESERVE FUND
                      PORTFOLIO OF INVESTMENTS
                          December 31, 1995
                                                Par Value      Value
GOVERNMENT                              89.0%
U.S. Treasury Notes 6.00% Due 12/31/1997           25,000     25,383
U.S. Tresaury Notes 6.00% Due 6/30/1996            25,000     25,086
U.S. Treasury Notes 7.125% Due 10/15/1998          25,000     26,203
U.S. Treasury Notes 7% Due 4/15/1999               25,000     26,266
U.S. Treasuty Notes 6.5% Due 11/30/1996            25,000     25,281
U.S. Treasury Notes 5.875% Due 3/31/1999           50,000     50,875
U.S. Treasury Notes 5.875% Due 7/31/1997           50,000     50,500
U.S. Treasury Notes 5.875% Due 8/15/1998           50,000     50,781
U.S. Treasury Notes 6% Due 10/15/1999              50,000     51,203
U.S. Treasury Notes 6.125% Due 5/15/1998           50,000     50,985

Cash & Equivalents                      11.0%                 47,222

TOTAL                                                        429,785



                          C/TAX-FREE FUND
                      PORTFOLIO OF INVESTMENTS
                         December 31, 1995
                                               Par Value       Value
MUNICIPAL BONDS                         97.5%
1ST FLORIDA GOV FIN COM 6.2% DUE 7/1/03           25,000      27,438
BROWARD CNTY FL S.O. 5.5% DUE 1/1/05             100,000     105,000
BROWARD CTY SCHOOL DIST GO 5.7% 2/15/08          100,000     106,000
CAPE CORAL SPC OB 5.85% 6/1/01                    25,000      26,750
DUVAL CTY FL SCH DIST 6.125% 8/04-02             100,000     108,750
ESCAMBIA CTY FL 5.75% DUE 4/01/04                100,000     104,250
FL BD OF EDUCATION 5.75% 5/1/1997                 25,000      25,625
FL DIV OF BOND FINANCE 5.8% 7/1/01                50,000      53,500
FL ST MUNI PWR AGY 6.5% PR 10/1/02 @102          100,000     112,500
FLORIDA BOARD OF REGENTS 6.7% 7/1/2006            20,000      22,950
FLORIDA G.O. 5.90% 10/1/04                       100,000     101,500
FT LAUDERDALE FL W & S 6.1% 9/1/2000              50,000      53,750
GREATER ORLANDO AVIATION AU 5.6 10/01/02          50,000      53,250
HILLSBOROUGH CAP IMP 6% 7/1/2001                  35,000      37,713
HILLSBOROUGH CNTY CAP 6% 7/1/98                  100,000     104,500
HILLSBOROUGH, FL SD 7.20% DUE 8/15/05             25,000      29,438
JACKSONVILLE FL ELEC 6.375% DUE 10/1/99           75,000      80,625
JACKSONVILLE FL PORT AUTH 7.625 11/1/97          100,000     106,500
JACKSONVILLE FL HEALTH 11.5% 10/1/12              65,000     106,762
JACKSONVILLE FL PORT 7.625% 11/1/03               25,000      29,812
KEY WEST FL UTIL REV 6.75% 10/01/13              100,000     112,500
LAKE COUNTY FL 5.25% DUE 12/1/99                  60,000      62,400
MANATEE CO, FL PUB UTIL 6.2% DUE 10/1/01          25,000      27,375
MANATEE CTY FL PUB UTIL 6% 10/1/06               100,000     108,750
MARION CTY HOSP DIST 6.60% 10/1/98                25,000      26,500
OKALOSSA CTY FL 7.6% PR 7/1/99 @102               75,000      84,562
ORANGE CTY FL TOURIST TAX 6.20% 10/01/03          30,000      33,150
ORANGE CTY FL WASTE WTR 6.00% 4/1/06-04          100,000     108,500
ORLANDO & ORANGE CTY FL 5.375 7/1/06             100,000     104,000
ORLANDO & ORANGE FL 6.50% PR 7/1/00 @102          25,000      27,625
ORLANDO FL UTIL COM 8% DUE 4/1/02                100,000     118,750
PALM BCH CTY SCHL DIST 5.875% 8/1/04-02          100,000     107,750
PALM BEACH CTY, FL 6.7% DUE 6/1/98                25,000      26,500
PASCO CNTY FL WASTE PR 6.95% DUE 4/1/98           95,000     101,650
PASCO COUNTY FL W & S 5.8% DUE 10/1/07           100,000     107,750
PINELLAS CNTY, FL SEWER 5.2% DUE 10/1/04         100,000     104,250
PUERTO RICO COMWLTH 5.4% DUE 7/1/2007            100,000     101,750
ST PETERSBURG PUB UT 6.55% DUE 10/1/02           150,000     167,625
VERO BEACH ELEC 6.2% PR 12/1/99 @102              25,000      27,250
VOLUSIA CTY, FL G.O. 5.7% DUE 7/1/01             100,000     106,500

Cash & Equivalents                       2.5%                 79,270

TOTAL                                                      3,141,020
                         C/FUNDS GROUP, INC.
                 STATEMENTS OF ASSETS & LIABILITIES
                          December 31, 1995
                            C/Growt C/Gover   C/Tax  C/Commu  Adams
                    C/Fund  h Stock  nment    Free    nity    Equity
Securities at Cost  3330113 1894165 3897824  3089863  422286  155483
ASSETS
Securities Value    4331213 2090779 3916340  3141020  429785  152571
Receivables
   Dividends & Inte   22335    6011   56117    54190    6724     299
   Investment Secur       0  167680       0        0       0       0
   Other                  0       0      20       77       0       0
                    4353548 2264470 3972477  3195287  436509  152870
LIABILITES
Advisor Fee & Other    1657     786     709      614    6890      55
Investment Securiti       0  184060       0        0       0    6148
                       1657  184846     709      614    6890    6203
NET ASSETS APPLICABLE
TO OUTSTANDING SHAR 4351891 2079624 3971768  3194673  429619  146667
CAPITAL SHARES      258646   184398 396280    322401 42,960  14,935
NET ASSET VALUE PER $16.83  $11.28  $10.02    $9.91  $10.00   $9.82

                         C/FUNDS GROUP, INC.
                      STATEMENTS OF OPERATIONS
                For the year ended December 31, 1995
                             C/Growt C/Gover  C/Tax  C/Commu  Adams
                     C/Fund  h Stock  nment   Free    nity   Equity
INVESTMENT INCOME
Dividends             110539   25582       0       0       0     486
Interest               15855    9384  264474  164924   14783     416
                      126394   34966  264474  164924   14783     902
OPERATING EXPENSES
Investment advisory    39401   17459   19822   14814       0     113
Professional fees      12238    4925    5587    4261       0      16
Registration fees       1126     483     459     432       0       0
Custodian fees         10590    4257   10404    7593       0     250
Directors fees          5735    2572    2178    1627       0       0
Computer lease          2670    1142    1115     896       0       6
Miscellaneous           1120     696     468     397       0      43
                       72880   31534   40033   30020       0     428
NET INVESTMENT INCO  53,514   3,432  224441   134904 14,783     474
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Unrealized appreciation (depreciation) in
      value of inve   735703  218114  205870  167845   10489   -2911
Net realized gain (   126793  108311   13719  -10167    -373       0
NET GAIN (LOSS) ON    862496  326425  219589  157678   10116   -2911
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPE   916010  329857  444030  292582   24899   -2437
(1)  Period from inception of fund on October 15, 1995 to  December 31, 1995

                 STATEMENTS OF CHANGES IN NET ASSETS
                For the year ended December 31, 1994
                              C/Grow  C/Gove  C/Tax   C/Comm  Adams
                      C/Fund    th    rnment   Free   unity   Equity
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment incom   91587   -2227  222666   93589    3065       -
Net realized gain (l  129227  -77989  -74767   -1909       -       -
Unrealized (deprecia -280912  -61422 -141328 -122041   -2497       -
Net increase (decrea  -60098 -141638    6571  -30361     568       -
DISTRIBUTIONS TO SHAREHOLDERS
Investment income -   -96817   -2298  222666  -92557   -3246       -
Net realized gain/lo  129227       -       -       -       -       -
Return of capital     -15046    -809   -8417   -4767       -       -
                      241090   -3107  231083  -97324   -3246       -
CAPITAL SHARE TRANSACTIONS
Shares sold           657528  136920 4551508 3361765   19836       -
Reinvested distribut  241090    3107  231083   97324    3246       -
Shares redeemed      -718521 -264596-5332509 -865540   -6354       -
                      180097 -269314 -774430 2465864   16728       -
Net increase (decrea -121091 -269314 -774430 2465864   14050       -
NET ASSETS
Beginning of year    3926817 1648612 6003983  622220   44703       -
End of year          3805726 1379298 5229553 3088084   58753       -
UNDISTRIBUTED INVEST       -  -77989  -74767   -5526       -       -
(1) Period from inception of fund on October 15, 1995 to Decem-ber 31, 1995

                         C/FUNDS GROUP, INC.
  SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS(1) For the Periods Ended December 31, 1995, 1994, 1993, 1992, and 1991
             Net                                           Net
            Asset                                         Asset
            value                             Dist  Dist  Value
             at   Inv   Opera      Dist  Unrl from  from  at end
           beg of Inc   ting       from  Gain real  ret   of
            per         Expen NII   NII  Loss gains cap   period
C/Fund
 1995       13.95 0.50  -0.29 0.21 -0.21 3.42 -0.54    -  16.83
 1994       15.07 0.59  -0.25 0.34 -0.36 -.55 -0.49 -.06  13.95
 1993       14.19 0.56  -0.28 0.28 -0.27 1.34 -0.47    -  15.07
 1992       13.14 0.53  -0.23 0.30 -0.30 1.05  0.00    -  14.19
 1991       11.31 0.39  -0.19 0.20 -0.17 2.36 -0.56    -  13.14
C/Growth Stock Fund
 1995        9.34 0.22  -0.20 0.02 -0.02 2.13 -0.19    -  11.28
 1994(5)    10.27 0.18  -0.19 -.01 -0.01 -.90     - -.01   9.34
 1993(5)    10.14 0.16  -0.16    -     - 0.28 -0.15    -  10.27
 1992(2,4)  10.00 0.09  -0.05 0.04 -0.04 0.19 -0.05    -  10.14
C/Government Fund
 1995        9.44 0.64  -0.10 0.54 -0.54 0.58     -    -  10.02
 1994        9.93 0.53  -0.09 0.44 -0.44 -.47     - -.02   9.44
 1993        9.89 0.71  -0.09 0.61 -0.61 0.26 -0.22    -   9.93
 1992(2,4)  10.00 0.29  -0.03 0.26 -0.26 -.11     -    -   9.89
C/Tax-Free Fund
 1995        9.39 0.54  -0.10 0.44 -0.44 0.52     -    -   9.91
 1994        9.96 0.47  -0.09 0.38 -0.37 -.56     - -.02   9.39
 1993        9.99 0.51  -0.09 0.43 -0.44 -.02     -    -   9.96
 1992(2,4)  10.00 0.22  -0.03 0.19 -0.19 -.01     -    -   9.99
C/Community Association
 Reserve Fund
 1995       10.00 0.60      - 0.60 -0.60    -     -    -  10.00
 1994       10.00 0.59      - 0.59 -0.59    -     -    -  10.00
 1993       10.00 0.50      - 0.50 -0.50    -     -    -  10.00
 1992(2,4)  10.00 0.21      - 0.21 -0.21    -     -    -  10.00
Adams Equity Fund
 1995(3,4)  10.00 0.06  -0.03 0.03 -0.02 -.19     -    -   9.82

                        C/FUNDS GROUP, INC.
 SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS(1) For the Periods Ended December 31, 1995, 1994, 1993, 1992, and 1991
                Operating        Net                       Shares
               Expenses to   Investment     Portfolio   Outstanding
               Average Net    Income to     Turnover     At end of
                  Assets     Average Net      Rate       the Period
C/Fund
     1995             1.85%         1.36%        5.46%       258,646
     1994             1.83%         2.53%       23.84%       272,891
     1993             1.89%         1.88%       52.19%       260,630
     1992             1.69%         2.16%       92.84%       209,418
     1991             1.55%         1.56%       41.80%       186,896
C/Growth Stock Fund
     1995             1.85%          .20%       16.46%       184,398
     1994(5)          1.87%        (.16%)       37.23%       147,699
     1993(5)          1.70%        (.04%)       20.26%       160,548
     1992(2)(4        1.06%          .41%       13.07%       135,158
C/Government Fund
     1995              .99%         5.54%      124.70%       396,280
     1994             1.15%         5.75%      122.48%       554,009
     1993              .93%         6.10%      123.98%       604,654
     1992(2)(4         .64%         2.63%       79.17%       346,557
C/Tax-Free Fund
     1995             1.01%         4.53%       22.91%       322,401
     1994             1.15%         4.70%        2.76%       328,872
     1993              .88%         4.24%       86.14%        62,444
     1992(2)(4         .68%         1.87%            -        94,541
C/Community Association
Reserve Fund
     1995                 -         5.96%       41.35%        42,960
     1994                 -         8.76%            -         5,875
     1993                 -         4.98%       58.29%         4,470
     1992(2)(4            -         2.09%            -         2,362
Adams Equity Fund
     1995(3)(4        1.16%          .32%            -        14,935


1)Selected data for a share of capital stock outstanding throughout the year.
2)Inception of fund is July, 1992
3)Inception of Fund is October, 1995
4)Ratio of operating expensed to average net assets has been annualized.
5)Adjusted to reflect elimination of expense reimbursement from the advisor.




C/FUNDS GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 1995

NOTE A - ORGANIZATION
C/FUNDS Group, Inc. (the Company), formerly Caldwell Fund, Inc., is registered under the Investment Company Act of 1940, as amend-ed, as an open-end diversified investment company. Effective July 2, 1985, C/FUND Group, Inc., shares were registered under Section 8(a) of the Securities Act of 1933. The Caldwell Fund was the only fund offered by the Company through June, 1992. Effective July, 1992, four new funds were made available and the Caldwell Fund was renamed C/Fund. Effective October, 1995, an additional fund, the Adams Equity Fund, was made available. The primary investments of the six funds are listed as follows:

FUNDS   PRIMARY INVESTMENTS
C/Fund                                          Stocks and Fixed
formerly Caldwell Fund                          Income Securities

C/Growth Stock  Fund                           Common Stocks
formerly Caldwell Growth Stock Fund             or Equivalents

C/Government Fund                                Obligations of
formerly Caldwell Government Fund                U.S. Government

C/Tax-Free Fund                                 Investment Grade
formerly Caldwell Tax-Free Fund             Municipal Securities

C/Community Association Reserve Fund             Obligations of
formerly Caldwell Community Association          U.S. Government
Reserve Fund

Adams Equity Fund                                      Stocks

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuation - Investments in securities traded on a na-tional exchange are stated at the last reported sales price on the day of valuation; other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

Investment Income - Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses are determined on the identified cost basis.

Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Income Tax Status - No provision for income taxes is included in the accompanying financial statements as the Company regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies.

Security Transactions - The Company follows industry practice and records security transactions on the trade date.

NOTE C - INVESTMENT ADVISORY AGREEMENT
Each fund has a written agreement (the Agreements) for management and investment advisory services with Omnivest Research Corpora-tion (the Advisor) which is owned 100% by Trust Companies of America, Inc. (TCA), which is controlled by its President and his family. The Agreements provide for advisor fees to be computed on the average daily net asset value. Under terms of the agreements, each Funds total expenses cannot exceed 2% of the Funds average daily net asset value in any one year. Expenses in excess of 2% shall be paid by the Advisor. The Advisor waived the advisory fees for C/Community Association Reserve Fund since inception. Annual percentage rates provided by the Agreements in computing investment advisory fees and the fees incurred in 1995 are as follows:

FUND                     ANNUAL % RATE   INVESTMENT ADVISORY FEES
C/Fund                        1.0               $39,401
C/Growth Stock Fund           1.0                17,459
C/Government Fund              .5                19,822
C/Tax-Free Fund                .5                14,814
C/Community Association
Reserve Fund                   .5                     0
Adams Equity Fund             1.0                   113(1)

(1) For the period from inception of the fund on October 15, 1995 to December 31, 1995

C/FUNDS GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 1995


NOTE F - TRANSACTIONS WITH AFFILIATES
In addition to the investment advisory fees discussed in NOTE C, the Funds pay fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets and computer processing and programming. Total fees paid to TCA for services other than investment advising aggregated approximately $39,000.

The number of shares held by the President of the Company, em-ployees of the Advisor, and other affiliated persons at December
31, 1995 are as follows:

                       Shares  Net Asset Value
C/Fund                 17,472  $294,053
C/Growth Stock Fund     8,473   $95,756
C/Government Fund      12,080  $121,043
C/Tax-Free Fund         7,779   $77,087
Adams Equity Fund          50      $494

NOTE G - MARKET RISK
The Fund is exposed to credit risk on the amount invested in marketable securities. The maximum amount of loss the Fund would incur is limited to the amount recorded in the 1995 financial statements. The Fund does not hold any collateral on the marketa-ble securities. This exposure to risk is customary for all enti-ties which have invested in financial instruments.

NOTE H - BROKER ALLOCATIONS
The placement of orders for the purchase and sale of portfolio securities is made under the control of the Advisor, subject to the overall supervision of the Board of Directors. The Advisor is permitted to and does select broker-dealer firms, which provide economic, corporate, and investment research service. Commissions paid to firms supplying such research include the cost of such services. The value of such services aggregated $15,305 for the year ended December 31, 1995.

 REPORT OF INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS




To the Shareholders and Board of Directors
C/FUNDS Group, Inc.
Venice, Florida






We have audited the statements of assets and liabilities, includ-ing the portfolio of investments, of C/FUNDS Group, Inc. (com-prising, respectively, the C/Fund, C/Growth Stock Fund, C/Govern-ment Fund, C/Tax Free Fund, C/Community Association Reserve Fund Portfolios, and Adams Equity Fund) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the four years in the period then ended. These finan-cial statements, and per share data and ratios are the responsi-bility of the Company's management. Our responsibility is to express an opinion on these financial state ments, and per share data and ratios based on our audits. The per share data and ratios for the year ended December 31, 1991 is from financial statements that were audited by other auditors whose report dated January 17, 1992 expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian, and examination of supporting documentation for unsettled security purchases. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective port folios constituting C/FUNDS Group, Inc. as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the eperiod then ended, and the selected per share data and ratios for each of the four years in the period then ended, in conformi-ty with generally accepted accounting principles.



GREGORY, SHARER & STUART
St. Petersburg, Florida
January 12, 1996




        Investment Advisor
        Omnivest Research Corporation
        250 Tampa Avenue West
        Venice, FL  34285
        (941) 485-0654




        Custodian
        Caldwell Trust Company
        201 Center Road Suite 2
        Venice, FL  34292
        (941) 493-3600




        Auditors
        Gregory Sharer & Stuart
        Certified Public Accountants
        100 Second Avenue South
        St. Petersburg, FL  33701-4383
        (813) 821-6161




        Investment Advisory Board
        Arthur B. Laffer, Ph.D. Economist
        Jude Wanniski, Journalist
        Alan Reynolds, Economist
        Alvin Moscow, Author
        Ted C. Van Antwerp, Philanthropist
        Willet J. Worthy, Jr., Vintner







This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds objectives, policies, management, records, and other information.